Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accumulated other comprehensive income
Beginning balance	$ 18,697
Ending balance	19,288	$ 18,697
Net investments in foreign operations
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	377	713
Other comprehensive income (loss), before tax	(104)	(336)
Accumulated other comprehensive income (loss), before tax, ending balance	273	377
Hedges of net investments in foreign operations
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	(299)	(359)
Other comprehensive income (loss), before tax	23	60
Accumulated other comprehensive income (loss), before tax, ending balance	(276)	(299)
Net unrealized foreign currency translation gains (losses)
Accumulated other comprehensive income
Income tax recovery (expense), opening balance	(6)	(3)
Beginning balance	72	351
Other comprehensive income (loss), tax recovery (expense)	(2)	(3)
Other comprehensive income (loss)	(83)	(279)
Income tax recovery (expense), ending balance	(8)	(6)
Ending balance	(11)	72
Cash flow hedges (Note 25)
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	(4)	17
Other comprehensive income (loss), before tax	(1)	(21)
Accumulated other comprehensive income (loss), before tax, ending balance	(5)	(4)
Unrealized employee future benefits (losses) gains (Note 23)
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	(49)	(38)
Other comprehensive income (loss), before tax	13	(11)
Accumulated other comprehensive income (loss), before tax, ending balance	(36)	(49)
Cash flow hedges and unrealized employee future benefits (losses) gains
Accumulated other comprehensive income
Income tax recovery (expense), opening balance	15	6
Beginning balance	(38)	(15)
Other comprehensive income (loss), tax recovery (expense)	(3)	9
Other comprehensive income (loss)	9	(23)
Income tax recovery (expense), ending balance	12	15
Ending balance	(29)	(38)
Accumulated other comprehensive income
Accumulated other comprehensive income
Beginning balance	34	336
Other comprehensive income (loss)	(74)	(302)
Ending balance	$ (40)	$ 34